Disposition and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposition and Discontinued Operations [Abstract]
Disposition and Discontinued Operations [Text Block]

NOTE 3.Disposition and Discontinued Operations

On July 16, 2010, the Company sold its 51%ownership stake in Biaoshang to Mr. Peter Jiang, Biaoshang’s founder and Chief Executive Officer, for cash consideration of RMB3,468,000. The Company will not have any continuing involvement in the operations of Biaoshang.

On March 13, 2011, the Company sold its 51% ownership stake in Wangku to Mr. Wang Haibo, Wangku’s founder and Chief Executive Officer, for cash consideration of RMB6,000,000 (US$953,304). The Company will not have any continuing involvement in the operations of Wangku.

After disposal of Biaoshang and Wangku, they were no longer related parties of the Company.

The financial results of the discontinued operations for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the
				Year Ended
	For the Years Ended December 31,			December 31,
	2009	2010	2011	2011
Revenues
Service fee revenue	¥13,431,755	¥9,235,836	¥1,740,799	$276,585
Total Revenues	13,431,755	9,235,836	1,740,799	276,585

Cost of revenues
Cost of service fee revenue	(1,412,821)	(1,026,319)	(192,320)	(30,557)
Amortization of acquired technology	(469,389)	(320,312)	(48,097)	(7,641)
Total Cost of Revenues	(1,882,210)	(1,346,631)	(240,417)	(38,198)

Gross Profit	11,549,545	7,889,205	1,500,382	238,387

Operating Expenses
General and administrative expenses	(9,116,300)	(7,513,153)	(1,560,645)	(247,962)
Selling and distribution expenses	(6,764,473)	(3,699,450)	(1,025,957)	(163,008)
Impairment loss of goodwill	(762,000)	-	-	-
Total Operating Expenses	(16,642,773)	(11,212,603)	(2,586,602)	(410,970)

Loss from operations	(5,093,228)	(3,323,398)	(1,086,220)	(172,583)

Other income (expenses)
Interest income	4,805	1,683	2	-
Interest expenses	(172,252)	(276,447)	(5,600)	(890)
Gain on extinguishment of debt	-	234,397	-	-
Income on investments	-	3,427,236	6,701,170	1,064,709
Gain (Loss) before income tax	(5,260,675)	63,471	5,609,352	891,236
Less: Income tax expenses	116,912	-	-	-
Gain (Loss) from discontinued operations	¥(5,377,587)	¥63,471	¥5,609,352	$891,236

The assets and liabilities of the discontinued operations as of December 31, 2010 and 2011were as follow:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Current assets of discontinued operations
Cash and cash equivalents	¥516,322	¥-	$-
Trade receivables, net of allowance for doubtful accounts of ¥5,074,647and nil, respectively	750,334	-	-
Other current assets	326,357	-	-
Total current assets of discontinued operations	¥1,593,013	¥-	$-
Non-current assets of discontinued operations
Property and equipment, net of accumulated depreciation of ¥1,312,801andnil, respectively	¥891,334	¥-	$-
Intangible assets, net of accumulated amortization of ¥596,405and nil, respectively	2,866,595	-	-
Goodwill	9,504,191	-	-
Total non-current assets of discontinued operations	¥13,262,120	¥-	$-

Liabilities of discontinued operations
Trade and other payables	¥7,566,523	¥-	$-
Other payables due to eFuture Beijing	3,095,000	-	-
Advances from customers	7,382,624	-	-
Other current liabilities	138,328	-	-
Total liabilities of discontinued operations	¥18,182,475	¥-	$-

The other payables due to eFuture Beijing were entrusted loans from eFuture Beijing to Biaoshang and Wangku, which was previously eliminated when the Biaoshang and Wangku had not been treated as discontinued operations. They were also presented as other receivables due from previously consolidated entities in the consolidated balance sheets.

As of December 31, 2011, the Company made a bad debt provision of RMB1,200,000 for other receivables due from previously consolidated entities, as certain circumstance indicated that the collectability of it could not be reasonably assured.